SHARE-BASED COMPENSATION - Summary of PSU and PRSU activity (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	2,721	3,096
Settled (in shares)	(1,548)	(375)
Number of units, end of period (in shares)	1,172	2,721
Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	339	0
Grants (in shares)	480	339
Forfeited (in shares)	(28)	0
Number of units, end of period (in shares)	791	339